Acquisitions (Details)						12 Months Ended
	Sep. 21, 2015 USD ($) site	Aug. 18, 2015 USD ($) site shares	Jul. 21, 2015 USD ($) site	Apr. 08, 2015 USD ($) site	Mar. 04, 2015 USD ($) site	Dec. 31, 2014 USD ($)
Acquisitions
Cash consideration | $						$ 169,700,000
81-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)					81
Cash consideration | $					$ 25,200,000
81-site acquisition | HoldCo | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)					81
Cash consideration | $					$ 25,200,000
Portion of purchase price funded by borrowing on credit facility | $					$ 24.0
81-site acquisition | HoldCo | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)					41
81-site acquisition | HoldCo | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)					39
81-site acquisition | HoldCo | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)					1
73-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)				73
Cash consideration | $				$ 22,100,000
73-site acquisition | HoldCo | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)				73
Cash consideration | $				$ 22,100,000
Portion of purchase price funded by borrowing on credit facility | $				$ 21,500,000
73-site acquisition | HoldCo | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)				45
73-site acquisition | HoldCo | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)				28
100-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)			100
Cash consideration | $			$ 35,700,000
100-site acquisition | HoldCo | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)			100
Cash consideration | $			$ 35,700,000
Portion of purchase price funded by borrowing on credit facility | $			$ 35,500,000
100-site acquisition | HoldCo | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)			81
100-site acquisition | HoldCo | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)			16
100-site acquisition | HoldCo | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)			3
193-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)		193
Cash consideration | $		$ 66,400,000
193-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party | Common Unitholders, Public
Acquisitions
Units issued (in units) | shares		171,737
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)		193
Number of common units exchanged in acquisition | shares		1,998,852
Value of common units exchanged in acquisition | $		$ 31,500,000
Cash consideration | $		34,900,000
Repayment of indebtedness | $		$ 29,200,000
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)		135
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)		57
193-site acquisition | Landmark Dividend Growth Fund-E LLC | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)		1
65-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)	65
Cash consideration | $	$ 20,300,000
65-site acquisition | HoldCo | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)	65
Cash consideration | $	$ 20,300,000
Portion of purchase price funded by borrowing on credit facility | $	$ 20,000,000
65-site acquisition | HoldCo | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)	50
65-site acquisition | HoldCo | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)	13
65-site acquisition | HoldCo | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)	2